Note 4 - Cash, Cash Equivalents and Marketable Securities (10Q) (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Debt Securities, Available-for-Sale, Unrealized Loss Position	$ 1,991,770
Minimum [Member]
Statement [Line Items]
Marketable Securities Contractual Maturity (Month)	7 months	3 months
Maximum [Member]
Statement [Line Items]
Marketable Securities Contractual Maturity (Month)	30 months	12 months